Liquidated Damages Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Liquidated Damages Payable
Summary of Liquidated Damages

Obligations with respect to the liquidated damages payable are summarized as follows:

	As of March 31, 2024 (unaudited)
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	565	574	694	1,833
Convertible debentures	-	144	76	220
Series J convertible preferred stock	152	152	137	441
Series K convertible preferred stock	166	70	255	491
Total	$898	$940	$1,162	$3,000

	As of December 31, 2023
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	565	574	659	1,798
Convertible debentures	-	144	72	216
Series J convertible preferred stock	152	152	129	433
Series K convertible preferred stock	166	70	226	462
Total	$898	$940	$1,086	$2,924

(1)	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).

Obligations with respect to the liquidated damages payable are summarized as follows:

	As of December 31, 2023
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	565	574	659	1,798
Convertible debentures (2)	-	144	72	216
Series J convertible preferred stock (2)	152	152	129	433
Series K convertible preferred stock (2)	166	70	226	462
Total	$898	$940	$1,086	$2,924

(1)	Shares of common stock issuable to MDB Capital Group, LLC (“MDB”) (see Common Stock to be Issued in Note 21).
(2)	Represents previously issued and converted debt or equity securities.

	As of December 31, 2022
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H Preferred Stock	618	626	570	1,814
Convertible debentures (2)	-	704	280	984
Series J convertible preferred stock (2)	932	932	525	2,389
Series K convertible preferred stock (2)	437	478	220	1,135
Total	$2,002	$2,740	$1,595	$6,337

(1)	Shares of common stock issuable to MDB.
(2)	Represents previously issued and converted debt or equity securities.